UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA CORNERSTONE STRATEGY FUND - 1ST QUARTER REPORT - PERIOD ENDED
AUGUST 31, 2004

[LOGO OF USAA]
   USAA(R)

                        USAA CORNERSTONE
                              STRATEGY Fund

                                    [GRAPHIC OF CORNERSTONE STRATEGY FUND]

                       Quarterly Portfolio of Investments

--------------------------------------------------------------------------------
     AUGUST 31, 2004

                                                                      (Form N-Q)

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USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES    SECURITY                                                    (000)
--------------------------------------------------------------------------------
               U.S. STOCKS (51.1%)

               ADVERTISING (0.4%)
    137,200    Lamar Advertising Co.*                                   $  5,994
                                                                        --------
               AEROSPACE & DEFENSE (2.1%)
     51,900    Engineered Support Systems, Inc.                            2,243
     50,100    General Dynamics Corp.                                      4,892
    119,300    Precision Castparts Corp.                                   6,572
    135,400    Rockwell Collins, Inc.                                      4,656
    107,400    United Technologies Corp.                                  10,086
                                                                        --------
                                                                          28,449
                                                                        --------
               AIR FREIGHT & LOGISTICS (0.5%)
     77,900    FedEx Corp.                                                 6,387
                                                                        --------
               ALUMINUM (0.5%)
    200,400    Alcoa, Inc.                                                 6,489
                                                                        --------
               APPAREL, ACCESSORIES, & LUXURY GOODS (0.7%)
     40,000    Coach, Inc.*                                                1,686
     76,700    Columbia Sportswear Co.*                                    4,183
     76,000    Liz Claiborne, Inc.                                         2,894
                                                                        --------
                                                                           8,763
                                                                        --------
               APPAREL RETAIL (0.7%)
     55,700    Chico's FAS, Inc.*                                          2,278
    248,000    Gap, Inc.                                                   4,648
    160,500    Pacific Sunwear of California, Inc.*                        3,075
                                                                        --------
                                                                          10,001
                                                                        --------
               APPLICATION SOFTWARE (0.2%)
    141,550    Cadence Design Systems, Inc.*                               1,760
     54,300    Manhattan Associates, Inc.*                                 1,267
                                                                        --------
                                                                           3,027
                                                                        --------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
    148,300    Federated Investors, Inc. "B"                               4,278
                                                                        --------
               AUTO PARTS & EQUIPMENT (0.2%)
     49,300    Lear Corp.                                                  2,656
                                                                        --------
               BIOTECHNOLOGY (0.3%)
     81,200    Genzyme Corp.*                                              4,385
                                                                        --------
               COMMUNICATIONS EQUIPMENT (1.8%)
    523,900    Cisco Systems, Inc.*                                        9,828
    404,900    Corning, Inc.*                                              4,098
    250,200    Motorola, Inc.                                              4,041
    316,900    Polycom, Inc.*                                              6,189
                                                                        --------
                                                                          24,156
                                                                        --------
               COMPUTER HARDWARE (0.8%)
    225,200    Dell, Inc.*                                                 7,846
     41,500    IBM Corp.                                                   3,515
                                                                        --------
                                                                          11,361
                                                                        --------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES    SECURITY                                                    (000)
--------------------------------------------------------------------------------
               COMPUTER STORAGE & PERIPHERALS (0.1%)
     60,300    SanDisk Corp.*                                           $  1,408
                                                                        --------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
     33,600    Caterpillar, Inc.                                           2,443
                                                                        --------
               CONSUMER FINANCE (0.3%)
     74,200    American Express Co.                                        3,711
                                                                        --------
               DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
     38,000    DST Systems, Inc.*                                          1,719
    241,100    First Data Corp.                                           10,186
     49,900    SunGard Data Systems, Inc.*                                 1,148
                                                                        --------
                                                                          13,053
                                                                        --------
               DISTILLERS & VINTNERS (0.1%)
     21,200    Constellation Brands, Inc. "A"*                               780
                                                                        --------
               DIVERSIFIED BANKS (1.6%)
    473,800    Bank of America Corp.                                      21,312
                                                                        --------
               DIVERSIFIED CHEMICALS (0.6%)
    196,100    Du Pont (E.I.) De Nemours & Co.                             8,287
                                                                        --------
               DIVERSIFIED COMMERCIAL SERVICES (1.0%)
    259,700    ARAMARK Corp. "B"                                           6,573
     72,800    ChoicePoint, Inc.*                                          3,076
    117,400    ITT Educational Services, Inc.*                             4,058
                                                                        --------
                                                                          13,707
                                                                        --------
               ELECTRIC UTILITIES (0.2%)
     82,800    Southern Co.                                                2,513
                                                                        --------
               EXCHANGE-TRADED FUNDS (1.0%)
    131,400    iShares Russell 2000 Growth Index Fund(h)                   7,306
     54,600    MidCap SPDR Trust Series 1(h)                               5,786
                                                                        --------
                                                                          13,092
                                                                        --------
               GAS UTILITIES (0.1%)
     97,300    NiSource, Inc.                                              2,024
                                                                        --------
               HEALTH CARE EQUIPMENT (1.5%)
    106,900    Diagnostic Products Corp.                                   4,321
     69,800    Fisher Scientific International, Inc.(h)*                   3,976
    209,100    Medtronic, Inc.                                            10,403
     77,400    Viasys Healthcare, Inc.*                                    1,126
     21,500    Waters Corp.*                                                 931
                                                                        --------
                                                                          20,757
                                                                        --------
               HEALTH CARE FACILITIES (0.5%)
    218,300    Odyssey Healthcare, Inc.(h)*                                3,868
     75,500    Triad Hospitals, Inc.*                                      2,400
                                                                        --------
                                                                           6,268
                                                                        --------
               HEALTH CARE SERVICES (0.3%)
    120,800    Medco Health Solutions, Inc.*                               3,773
                                                                        --------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES    SECURITY                                                    (000)
--------------------------------------------------------------------------------
               HEALTH CARE SUPPLIES (0.3%)
     32,900    Cooper Companies, Inc.                                   $  1,907
     47,300    Edwards Lifesciences Corp.*                                 1,670
                                                                        --------
                                                                           3,577
                                                                        --------
               HOME ENTERTAINMENT SOFTWARE (0.3%)
     48,600    Electronic Arts, Inc.*                                      2,420
     56,200    THQ, Inc.*                                                  1,067
                                                                        --------
                                                                           3,487
                                                                        --------
               HOME IMPROVEMENT RETAIL (0.8%)
    209,200    Lowe's Companies, Inc.                                     10,397
                                                                        --------
               HOMEBUILDING (0.3%)
    133,050    D.R. Horton, Inc.                                           4,117
                                                                        --------
               HOUSEHOLD PRODUCTS (0.5%)
    115,200    Procter & Gamble Co.                                        6,448
                                                                        --------
               HYPERMARKETS & SUPER CENTERS (0.7%)
    177,700    Wal-Mart Stores, Inc.                                       9,359
                                                                        --------
               INDUSTRIAL CONGLOMERATES (2.7%)
     77,300    3M Co.                                                      6,367
    578,600    General Electric Co.                                       18,972
    365,900    Tyco International Ltd.                                    11,460
                                                                        --------
                                                                          36,799
                                                                        --------
               INSURANCE BROKERS (0.4%)
    154,200    Arthur J. Gallagher & Co.                                   4,913
                                                                        --------
               INTEGRATED OIL & GAS (1.9%)
     92,830    ChevronTexaco Corp.                                         9,051
    344,800    Exxon Mobil Corp.                                          15,895
                                                                        --------
                                                                          24,946
                                                                        --------
               INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
    361,200    Sprint Corp. - FON Group                                    7,108
                                                                        --------
               INTERNET SOFTWARE & SERVICES (0.7%)
    269,600    VeriSign, Inc.*                                             4,680
    153,200    Yahoo!, Inc.*                                               4,368
                                                                        --------
                                                                           9,048
                                                                        --------
               INVESTMENT BANKING & BROKERAGE (1.1%)
    383,100    E-Trade Group, Inc.*                                        4,513
    205,100    Merrill Lynch & Co., Inc.                                  10,474
                                                                        --------
                                                                          14,987
                                                                        --------
               MANAGED HEALTH CARE (0.4%)
     38,100    Coventry Health Care, Inc.*                                 1,935
     91,000    Health Net, Inc.*                                           2,361
     51,100    Pacificare Health Systems, Inc. "A"*                        1,666
                                                                        --------
                                                                           5,962
                                                                        --------
               METAL & GLASS CONTAINERS (0.8%)
    444,800    Pactiv Corp.*                                              10,519
                                                                        --------

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                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES    SECURITY                                                    (000)
--------------------------------------------------------------------------------
               MOVIES & ENTERTAINMENT (1.2%)
    980,400    Time Warner, Inc.*                                       $ 16,030
                                                                        --------
               MULTI-LINE INSURANCE (1.2%)
    217,600    American International Group, Inc.                         15,502
                                                                        --------
               OIL & GAS DRILLING (0.2%)
     89,600    Ensco International, Inc.                                   2,613
                                                                        --------
               OIL & GAS EQUIPMENT & SERVICES (0.6%)
    137,600    Schlumberger Ltd.                                           8,504
                                                                        --------
               OIL & GAS EXPLORATION & PRODUCTION (1.0%)
    174,400    Apache Corp.                                                7,794
    346,800    Chesapeake Energy Corp.                                     4,900
     34,700    XTO Energy, Inc.                                              973
                                                                        --------
                                                                          13,667
                                                                        --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
    453,843    Citigroup, Inc.                                            21,140
    157,600    Principal Financial Group, Inc.                             5,470
                                                                        --------
                                                                          26,610
                                                                        --------
               PACKAGED FOODS & MEAT (0.2%)
    171,900    Hain Celestial Group, Inc.*                                 3,017
                                                                        --------
               PAPER PRODUCTS (0.4%)
    131,900    International Paper Co.                                     5,279
                                                                        --------
               PERSONAL PRODUCTS (0.7%)
    222,100    Gillette Co.                                                9,439
                                                                        --------
               PHARMACEUTICALS (4.2%)
    239,300    Abbott Laboratories                                         9,976
    128,600    Eli Lilly & Co.                                             8,160
    135,100    King Pharmaceuticals, Inc.*                                 1,683
    554,900    Pfizer, Inc.                                               18,129
    439,600    Schering-Plough Corp.                                       8,115
     64,500    Watson Pharmaceuticals, Inc.*                               1,776
    235,100    Wyeth                                                       8,598
                                                                        --------
                                                                          56,437
                                                                        --------
               PROPERTY & CASUALTY INSURANCE (0.9%)
     57,400    Ambac Financial Group, Inc.                                 4,333
    204,923    St. Paul Travelers Companies, Inc.                          7,109
                                                                        --------
                                                                          11,442
                                                                        --------
               RAILROADS (0.6%)
    167,800    CSX Corp.                                                   5,299
    121,100    Norfolk Southern Corp.                                      3,439
                                                                        --------
                                                                           8,738
                                                                        --------

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                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES    SECURITY                                                    (000)
--------------------------------------------------------------------------------
               REGIONAL BANKS (0.3%)
     66,400    Zions Bancorp                                            $  4,135
                                                                        --------
               SEMICONDUCTOR EQUIPMENT (0.9%)
    296,200    Applied Materials, Inc.*                                    4,707
     63,900    KLA-Tencor Corp.*                                           2,387
     53,000    Novellus Systems, Inc.*                                     1,295
    120,900    Varian Semiconductor Equipment Associates, Inc.*            3,385
                                                                        --------
                                                                          11,774
                                                                        --------
               SEMICONDUCTORS (1.4%)
    123,900    Analog Devices, Inc.                                        4,302
    117,800    Fairchild Semiconductor International, Inc. "A"*            1,452
    348,500    Intel Corp.                                                 7,420
     46,400    International Rectifier Corp.*                              1,525
    210,200    Texas Instruments, Inc.                                     4,107
                                                                        --------
                                                                          18,806
                                                                        --------
               SOFT DRINKS (0.9%)
    232,900    PepsiCo, Inc.                                              11,645
                                                                        --------
               SPECIALTY STORES (1.6%)
    128,200    Michaels Stores, Inc.                                       7,350
    100,700    O'Reilly Automotive, Inc.*                                  3,968
    107,000    Petco Animal Supplies, Inc.*                                3,544
     64,100    PETsMART, Inc.                                              1,799
    164,300    Staples, Inc.                                               4,712
                                                                        --------
                                                                          21,373
                                                                        --------
               SYSTEMS SOFTWARE (1.9%)
    921,700    Microsoft Corp.                                            25,162
                                                                        --------
               TECHNOLOGY DISTRIBUTORS (0.4%)
     53,400    CDW Corp.                                                   3,124
    115,700    Ingram Micro, Inc. "A"*                                     1,715
                                                                        --------
                                                                           4,839
                                                                        --------
               THRIFTS & MORTGAGE FINANCE (0.7%)
    173,798    Countrywide Financial Corp.                                 6,179
     49,700    Fannie Mae                                                  3,700
                                                                        --------
                                                                           9,879
                                                                        --------
               TOBACCO (0.6%)
    170,700    Altria Group, Inc.                                          8,356
                                                                        --------
               TRADING COMPANIES & DISTRIBUTORS (0.1%)
     27,500    Fastenal Co.                                                1,726
                                                                        --------
               TRUCKING (0.2%)
     70,600    Yellow Roadway Corp.*                                       2,897
                                                                        --------
               WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    279,100    Nextel Communications, Inc. "A"*                            6,472
                                                                        --------
               Total U.S. stocks (cost: $606,032)                        685,083
                                                                        --------

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                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES    SECURITY                                                    (000)
--------------------------------------------------------------------------------
               INTERNATIONAL STOCKS (28.3%)

               AUSTRALIA (0.9%)
    915,115    News Corp. Ltd. (Movies & Entertainment)                 $  7,166
    603,343    QBE Insurance Group Ltd. (Property &
                  Casualty Insurance)                                      5,402
                                                                        --------
                                                                          12,568
                                                                        --------
               AUSTRIA (0.5%)
    169,700    Erste Bank der oesterreichischen
                  Sparkassen AG (Regional Banks)                           6,484
                                                                        --------
               BRAZIL (0.6%)
     63,900    Brasil Telecom Participacoes S.A. ADR (Preferred)
                 (Integrated Telecommunication Services)                   2,085
     95,300    Companhia Vale Do Rio Doce ADR
                  (Diversified Metals & Mining)                            5,506
                                                                        --------
                                                                           7,591
                                                                        --------
               CANADA (0.9%)
    110,900    BCE, Inc. (Integrated Telecommunication Services)           2,303
    111,210    Canadian National Railway Co. (Railroads)                   5,068
    114,130    Encana Corp. (Oil & Gas Exploration & Production)           4,651
                                                                        --------
                                                                          12,022
                                                                        --------
               FRANCE (4.3%)
    477,300    AXA S.A. (Multi-Line Insurance)                             9,831
    100,100    Business Objects S.A. (Application Software)*               1,860
    235,581    Credit Agricole S.A. (Regional Banks)                       5,967
     58,970    L'Air Liquide S.A. (Industrial Gases)                       9,275
     86,570    Sanofi-Synthelabo S.A. (Pharmaceuticals)(h)                 6,171
    120,954    Schneider Electric S.A.
                  (Electrical Components & Equipment)                      7,610
     63,816    Societe Television Francaise 1
                  (Broadcasting & Cable TV)                                1,804
     48,780    Total S.A. (Integrated Oil & Gas)                           9,549
    238,400    Veolia Environnement S.A. (Multi-
                  Utilities & Unregulated Power)                           6,181
                                                                        --------
                                                                          58,248
                                                                        --------
               GERMANY (0.8%)
    139,920    Bayerische Motoren Werke AG
                  (Automobile Manufacturers)                               5,795
     81,500    Schering AG (Pharmaceuticals)                               4,541
                                                                        --------
                                                                          10,336
                                                                        --------
               HONG KONG (0.5%)
  6,172,500    CNOOC Ltd. (Oil & Gas Exploration & Production)             2,904
    740,000    Esprit Holdings Ltd. (Apparel Retail)                       3,575
                                                                        --------
                                                                           6,479
                                                                        --------
               HUNGARY (0.4%)
    133,500    OTP Bank Ltd. GDR (Regional Banks)                          5,794
                                                                        --------
               IRELAND (0.5%)
    285,600    DEPFA BANK plc (Specialized Finance)                        3,784
    186,720    Irish Life & Permanent plc (Other
                  Diversified Financial Services)                          2,853
                                                                        --------
                                                                           6,637
                                                                        --------
               ITALY (0.4%)
    299,900    RAS S.p.A. (Multi-Line Insurance)                           5,313
                                                                        --------
               JAPAN (4.6%)
    244,000    Bridgestone Corp. (Tires & Rubber)                          4,649
    170,000    Canon, Inc. (Electronic Equipment Manufacturers)            8,172

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES    SECURITY                                                    (000)
--------------------------------------------------------------------------------
    324,100    Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)         $  4,795
        864    KDDI Corp. (Integrated Telecommunication Services)          4,192
     42,300    Kyocera Corp. (Electronic Equipment Manufacturers)          3,137
     73,600    Murata Manufacturing Co. Ltd.
                  (Electrical Components & Equipment)                      3,680
     94,000    NOK Corp. (Auto Parts & Equipment)                          2,987
     99,700    Nitto Denko Corp. (Specialty Chemicals)                     4,421
    137,300    Seiko Epson Corp. (Office Electronics)                      5,676
    469,000    Sekisui Chemical Co. Ltd. (Homebuilding)                    3,550
    345,000    Shinsei Bank Ltd. (Diversified Banks)                       2,093
    100,700    Tokyo Broadcasting System, Inc.
                  (Broadcasting & Cable TV)                                1,610
  1,627,000    Tokyo Gas Co. Ltd. (Gas Utilities)                          6,007
    755,000    Toray Industries, Inc. (Textiles)                           3,603
     92,400    Toyota Motor Corp. (Automobile Manufacturers)               3,666
                                                                        --------
                                                                          62,238
                                                                        --------
               KOREA (0.7%)
     12,030    Samsung Electronics Co. Ltd. (Semiconductors)               4,747
     39,220    Samsung SDI Co. Ltd. (Computer Storage & Peripherals)       4,053
                                                                        --------
                                                                           8,800
                                                                        --------
               MEXICO (0.4%)
     45,200    America Movil S.A. de C.V. ADR "L"
                  (Wireless Telecommunication Services)                    1,548
     88,300    Grupo Televisa S.A. de C.V. ADR
                  (Broadcasting & Cable TV)                                4,250
                                                                        --------
                                                                           5,798
                                                                        --------
               NETHERLANDS (0.3%)
    318,030    Reed Elsevier N.V. (Publishing)                             4,089
                                                                        --------
               SINGAPORE (0.8%)
    369,000    DBS Group Holdings Ltd. (Diversified Banks)                 3,373
  3,597,000    Singapore Telecommunications Ltd.
                  (Integrated Telecommunication Services)                  4,820
    270,000    United Overseas Bank Ltd. (Diversified Banks)               2,103
                                                                        --------
                                                                          10,296
                                                                        --------
               SPAIN (1.3%)
    439,800    Banco Bilbao Vizcaya Argentaria S.A.
                  (Diversified Banks)(h)                                   5,882
    203,550    Iberdrola S.A. (Electric Utilities)                         4,175
    520,898    Telefonica S.A. (Integrated Telecommunication Services)     7,448
                                                                        --------
                                                                          17,505
                                                                        --------
               SWEDEN (1.9%)
    169,000    Atlas Copco AB "A" (Industrial Machinery)                   6,017
  2,388,300    Ericsson LM "B" (Communications Equipment)*                 6,463
    225,900    Hennes & Mauritz AB "B" (Apparel Retail)                    5,912
    202,600    Sandvik AB (Industrial Machinery)                           6,956
                                                                        --------
                                                                          25,348
                                                                        --------
               SWITZERLAND (2.7%)
     98,700    Credit Suisse Group (Diversified Banks)                     3,101
     15,210    Nestle S.A. (Packaged Foods & Meat)                         3,612
    104,610    Novartis AG (Pharmaceuticals)                               4,856
     88,700    Roche Holdings AG (Pharmaceuticals)                         8,641
      9,740    Straumann AG (Health Care Supplies)                         1,915
     34,842    Syngenta AG (Specialty Chemicals)                           3,138
     28,800    Synthes, Inc. (Health Care Equipment)                       3,092
    117,769    UBS AG (Diversified Banks)                                  7,937
                                                                        --------
                                                                          36,292
                                                                        --------

8

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                                                         MARKET
     NUMBER                                                              COUPON                           VALUE
  OF SHARES    SECURITY                                                    RATE          MATURITY         (000)
---------------------------------------------------------------------------------------------------------------
               TAIWAN (0.1%)
  1,270,636    Compal Electronics, Inc. (Computer Hardware)                                          $    1,206
                                                                                                     ----------
               UNITED KINGDOM (5.7%)
    972,500    Amvescap plc (Investment Banking & Brokerage)                                              5,127
    209,090    AstraZeneca plc (Pharmaceuticals)                                                          9,662
    259,300    BG Group plc (Oil & Gas Exploration & Production)                                          1,604
    170,870    BOC Group plc (Diversified Chemicals)                                                      2,764
    233,400    Bunzl plc (Diversified Commercial Services)                                                1,789
    472,160    Diageo plc (Distillers & Vintners)                                                         5,830
  1,525,240    Kingfisher plc (Home Improvement Retail)                                                   7,647
    160,810    Next plc (Apparel Retail)                                                                  4,325
    497,920    Reckitt Benckiser plc (Household Products)                                                13,135
    192,144    Royal Bank Scotland Group plc (Diversified Banks)                                          5,376
  4,391,630    Vodafone Group plc (Wireless
                  Telecommunication Services)                                                            10,028
    707,200    William Hill plc (Casinos & Gaming)                                                        6,944
    325,900    Yell Group plc (Publishing)                                                                2,010
                                                                                                     ----------
                                                                                                         76,241
                                                                                                     ----------
               Total international stocks (cost: $320,930)                                              379,285
                                                                                                     ----------

  PRINCIPAL
     AMOUNT
      (000)
-----------
               BONDS (18.5%)

               CORPORATE OBLIGATIONS (6.1%)

               APPAREL, ACCESSORIES, & LUXURY GOODS (0.1%)
    $ 1,000    Kellwood Co., Senior Notes                                   7.88%      7/15/2009          1,122
                                                                                                     ----------
               BROADCASTING & CABLE TV (0.3%)
      2,000    Comcast Cable Communications, Inc.,
                  Senior Notes                                              6.88       6/15/2009          2,229
      2,000    Cox Communications, Inc., Notes(h)                           4.63       6/01/2013          1,833
                                                                                                     ----------
                                                                                                          4,062
                                                                                                     ----------
               CONSUMER FINANCE (0.6%)
      2,000    American Honda Finance Corp., MTN(b)                         1.77(c)    5/11/2007          2,000
      2,000    General Motors Acceptance Corp., Notes                       2.88(c)   10/20/2005          2,016
      2,000    Household Finance Corp., Notes                               6.38      10/15/2011          2,208
      2,000    SLM Corp., MTN, CPI Floating-Rate Note                       4.43(c)    6/01/2009          2,022
                                                                                                     ----------
                                                                                                          8,246
                                                                                                     ----------
               DIVERSIFIED BANKS (0.1%)
      2,000    U.S. Central Credit Union, Senior Notes                      2.70       9/30/2009          1,964
                                                                                                     ----------
               DIVERSIFIED METALS & MINING (0.1%)
      1,000    Glencore Funding LLC, Notes (b)                              6.00       4/15/2014            965
                                                                                                     ----------
               ELECTRIC UTILITIES (1.2%)
      1,954    Oglethorpe Power Corp., Secured Series Facility Bonds        6.97       6/30/2011          2,111
      2,000    Pinnacle West Capital Corp., Senior Notes                    2.49(c)   11/01/2005          2,003
      2,000    Power Contract Financing, Senior Notes(b)                    6.26       2/01/2010          2,065
      2,000    PPL Capital Funding, Inc., Guaranteed
                  Notes, Series A                                           4.33       3/01/2009          1,982
      2,000    Public Service Electric & Gas Co.,
                  First Mortgage Bond, Series A                             1.70(c)    6/23/2006          2,000
      2,000    Sempra Energy ESOP (NBGA-Sempra Energy)(b)                   4.21      11/01/2014(e)       2,041
      2,000    Tampa Electric Co., Notes                                    6.38       8/15/2012          2,178
      2,000    Tristate General & Transport Assoc., Notes(b)                6.04       1/31/2018          2,075
                                                                                                     ----------
                                                                                                         16,455
                                                                                                     ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                                              MARKET
     AMOUNT                                                               COUPON                          VALUE
      (000)    SECURITY                                                     RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------------------
               FOOD RETAIL (0.2%)
    $ 2,000    Safeway Inc., Notes(h)                                       5.80%      8/15/2012     $    2,094
                                                                                                     ----------
               FOREST PRODUCTS (0.1%)
      1,000    Weyerhaeuser Co., Notes                                      6.75       3/15/2012          1,121
                                                                                                     ----------
               GAS UTILITIES (0.2%)
      2,000    Noram Energy Corp., Debentures                               6.50       2/01/2008          2,164
      1,000    Valero Logistics Operations, LP, Senior Notes                6.05       3/15/2013          1,057
                                                                                                     ----------
                                                                                                          3,221
                                                                                                     ----------
               HEALTH CARE FACILITIES (0.2%)
      2,000    HCA, Inc., Notes                                             5.25      11/06/2008          2,042
                                                                                                     ----------
               HOUSEWARES & SPECIALTIES (0.2%)
      2,000    Newell Rubbermaid, Inc., MTN, Series A                       6.35       7/15/2008          2,153
                                                                                                     ----------
               INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
      1,000    Citizens Communications Co., Notes                           8.50       5/15/2006          1,077
                                                                                                     ----------
               INVESTMENT BANKING & BROKERAGE (0.1%)
      2,000    Morgan Stanley, Subordinated Notes                           4.75       4/01/2014          1,938
                                                                                                     ----------
               LIFE & HEALTH INSURANCE (0.2%)
      2,000    Phoenix Home Life Mutual Insurance, Notes(b)                 6.95      12/01/2006          2,129
                                                                                                     ----------
               MOVIES & ENTERTAINMENT (0.3%)
      2,000    AOL Time Warner, Inc., Notes                                 5.63       5/01/2005          2,045
      2,000    AOL Time Warner, Inc., Notes                                 6.88       5/01/2012          2,229
                                                                                                     ----------
                                                                                                          4,274
                                                                                                     ----------
               MULTI-UTILITIES & UNREGULATED POWER (0.1%)
      2,000    Duke Capital Corp., Senior Notes                             5.50       3/01/2014          2,000
                                                                                                     ----------
               OIL & GAS EQUIPMENT & SERVICES (0.3%)
      2,000    Cooper Cameron Corp., Senior Notes                           2.65       4/15/2007          1,967
      2,000    Halliburton Co., Senior Notes                                3.12(c)   10/17/2005          2,019
                                                                                                     ----------
                                                                                                          3,986
                                                                                                     ----------
               OIL & GAS EXPLORATION & PRODUCTION (0.2%)
      1,000    Nexen, Inc., Notes                                           5.05      11/20/2013            996
      1,000    Southwestern Energy Co., MTN                                 7.63       5/01/2027(e)       1,101
                                                                                                     ----------
                                                                                                          2,097
                                                                                                     ----------
               OIL & GAS REFINING & MARKETING & TRANSPORTATION (0.2%)
      2,000    Magellan Midstream Partners LP, Notes                        6.45       6/01/2014          2,105
                                                                                                     ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
      2,000    Citigroup, Inc., Global Notes                                4.25       7/29/2009          2,041
                                                                                                     ----------
               PACKAGED FOODS & MEAT (0.2%)
      2,000    Kraft Foods, Inc., Notes                                     4.63      11/01/2006          2,066
                                                                                                     ----------
               PAPER PRODUCTS (0.1%)
      2,000    MeadWestVaco Corp., Notes                                    1.89(c)   12/01/2005          2,003
                                                                                                     ----------

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                                              MARKET
     AMOUNT                                                               COUPON                          VALUE
      (000)    SECURITY                                                     RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------------------
               PROPERTY & CASUALTY INSURANCE (0.2%)
    $ 2,000    21st Century Insurance Group, Senior Notes                   5.90%     12/15/2013     $    2,070
      1,000    Ohio Casualty Corp., Notes                                   7.30       6/15/2014          1,038
                                                                                                     ----------
                                                                                                          3,108
                                                                                                     ----------
               REAL ESTATE INVESTMENT TRUSTS (0.4%)
      2,000    Duke Realty LP, Notes                                        5.40       8/15/2014          2,026
      1,000    iStar Financial, Inc., Senior Notes, Series B                5.13       4/01/2011            994
      2,000    Liberty Property LP, Senior Notes                            5.65       8/15/2014          2,022
                                                                                                     ----------
                                                                                                          5,042
                                                                                                     ----------
               REINSURANCE (0.2%)
      2,000    Montpelier Re Holdings Ltd., Senior Notes                    6.13       8/15/2013          2,075
                                                                                                     ----------
               THRIFTS & MORTGAGE FINANCE (0.1%)
      2,000    Independence Community Bank Corp., Notes(m)                  3.50       6/20/2013          1,942
                                                                                                     ----------
               Total corporate obligations (cost: $80,892)                                               81,328
                                                                                                     ----------
               EURODOLLAR AND YANKEE OBLIGATIONS (0.5%)

               FOREIGN GOVERNMENT (0.2%)
      2,000    Republic of Poland, Notes (Poland)                           5.25       1/15/2014          2,075
                                                                                                     ----------
               INTEGRATED OIL & GAS (0.1%)
      2,000    BP Capital plc, Company Guaranty
                  Notes (United Kingdom)                                    2.75      12/29/2006          2,002
                                                                                                     ----------
               INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
      1,000    Telecom Italia Capital, Guaranteed Senior
                  Notes, Series A (Luxembourg)(b)                           4.00      11/15/2008          1,005
                                                                                                     ----------
               OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      2,000    Canadian Oil Sands Ltd., Notes (Canada)(b)                   5.80       8/15/2013          2,071
                                                                                                     ----------
               Total eurodollar and yankee obligations (cost: $7,034)                                     7,153
                                                                                                     ----------
               ASSET-BACKED SECURITIES (1.2%)

               AIRLINES (0.3%)
      1,329    America West Airlines, Inc., Pass-Through
                  Certificates, Series 1996-1, Class A, EETC                6.85       7/02/2009          1,341
      1,732    Northwest Airlines Corp., Pass-Through
                  Certificates, Series 1999-2A, EETC                        7.58       3/01/2019          1,736
                                                                                                     ----------
                                                                                                          3,077
                                                                                                     ----------
               ASSET-BACKED FINANCING (0.9%)
      2,000    Chase Credit Card Owner Trust, Series 2002-5,
                  Class A                                                   1.70(c)   10/15/2009          2,005
      2,000    DaimlerChrysler Auto Trust, Series 2003-B,
                  Class A2(b)                                               1.61       7/08/2006          1,999
      2,000    Ford Credit Auto Owner Trust, Series 2004-A,
                  Class A2                                                  2.13      10/15/2006          2,000
      1,196    Harley-Davidson Motorcycle Trust, Series 2003-4,
                  Class A1                                                  1.47       4/15/2008          1,192
      2,000    Honda Auto Receivables Owner Trust, Series 2004-2,
                  Class A2                                                  2.52       2/15/2007          2,006
      3,000    SLM Student Loan Trust, Series 2004-8,
                  Class A2(f)                                               1.71(c)    7/25/2013          3,000
                                                                                                     ----------
                                                                                                         12,202
                                                                                                     ----------
               Total asset-backed securities (cost: $15,372)                                             15,279
                                                                                                     ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                                              MARKET
     AMOUNT                                                               COUPON                          VALUE
      (000)    SECURITY                                                     RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------------------
               COMMERCIAL MORTGAGE SECURITIES (0.3%)

               COMMERICAL MORTGAGE-BACKED SECURITIES (0.2%)
    $ 1,009    LB Commercial Conduit Mortgage Trust, Series
                  1995-C2, Class C                                          7.78%      9/25/2025     $    1,022
      2,000    Merrill Lynch Mortgage Investors, Inc., Series
                  1998-C1, Class A2                                         6.48      11/15/2026          2,161
                                                                                                     ----------
                                                                                                          3,183
                                                                                                     ----------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED
                  SECURITIES (0.1%)(o)
     25,018    Bear Stearns Commercial Mortgage Securities, Inc.,
                  Series 2004-ESA, Class X1 (acquired 6/17/2004;
                  cost $1,000)(b,n)                                         1.24       5/14/2016            990
                                                                                                     ----------
               Total commercial mortgage securities (cost: $4,151)                                        4,173
                                                                                                     ----------

               U.S. GOVERNMENT AGENCY ISSUES (7.6%)(k)

               ASSET-BACKED FINANCING (0.2%)
      2,855    U.S. Small Business Administration, Participation
                  Certificates, Series 2003-20 F                            4.07       6/01/2023          2,756
                                                                                                     ----------
               DEBENTURES (1.0%)
               Fannie Mae,(+)
      5,000       CPI Floating-Rate Note                                    4.19(c)    2/17/2009          5,054
      5,000       Subordinated Note                                         5.25       8/01/2012          5,206
      3,100       Benchmark Note                                            7.13       6/15/2010          3,604
                                                                                                     ----------
                                                                                                         13,864
                                                                                                     ----------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (5.0%)
               Fannie Mae,(+)
      8,382       Pool 706349                                               5.00       5/01/2033          8,346
        958       Pool 610989                                               6.50      10/01/2016          1,019
      1,906       Pool 253180                                               6.50       2/01/2030          2,009
        865       Pool 535164                                               7.00       2/01/2030            925
        292       Pool 547483                                               7.00       8/01/2030            312
               Freddie Mac,(+)
      6,508       Pool C79394                                               5.50       4/01/2033          6,631
     17,000       Pool C01491                                               6.00       2/01/2033         17,611
               Government National Mortgage Assn. I,
      2,743       Pool 780860                                               6.00       9/15/2028          2,861
      2,240       Pool 603869                                               6.00       1/15/2033          2,329
        428       Pool 340945                                               6.50       5/15/2023            455
        610       Pool 352106                                               6.50       8/15/2023            649
        231       Pool 366762                                               6.50       4/15/2024            245
      1,258       Pool 577423                                               6.50       1/15/2032          1,330
     11,945       Pool 781496                                               6.50       9/15/2032         12,632
      1,951       Pool 575469                                               7.00      12/15/2031          2,087
      1,602       Pool 583624                                               7.00       6/15/2032          1,713
         36       Pool 206743                                               7.50       3/15/2017             40
        142       Pool 207904                                               7.50       3/15/2017            154
         18       Pool 207950                                               7.50       3/15/2017             20
         68       Pool 166093                                               8.00       6/15/2016             75
         20       Pool 166108                                               8.00       6/15/2016             22
         22       Pool 177786                                               8.00       9/15/2016             24
         51       Pool 186000                                               8.00      11/15/2016             56
         32       Pool 193968                                               8.00      12/15/2016             35
         38       Pool 203822                                               8.00       3/15/2017             42
          3       Pool 034140                                               8.50       9/15/2009              4
         13       Pool 138007                                               8.50       6/15/2016             14
          7       Pool 164021                                               8.50       6/15/2016              8

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                                              MARKET
     AMOUNT                                                               COUPON                          VALUE
      (000)    SECURITY                                                     RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------------------
               Government National Mortgage Assn. I,
    $    33       Pool 159980                                               8.50%      7/15/2016     $       36
          2       Pool 171477                                               8.50       9/15/2016              3
          5       Pool 176311                                               8.50       9/15/2016              5
         11       Pool 177247                                               8.50       9/15/2016             12
         14       Pool 174005                                               8.50      12/15/2016             15
         28       Pool 197279                                               8.50      12/15/2016             31
         51       Pool 190671                                               8.50       1/15/2017             57
          7       Pool 197400                                               8.50       1/15/2017              7
         32       Pool 201986                                               8.50       1/15/2017             36
         30       Pool 185270                                               8.50       2/15/2017             33
          4       Pool 157116                                               9.00       6/15/2016              4
          1       Pool 162801                                               9.00       7/15/2016              1
          3       Pool 166282                                               9.00       7/15/2016              4
          3       Pool 164502                                               9.00       8/15/2016              3
          7       Pool 172663                                               9.00       9/15/2016              8
          3       Pool 170810                                               9.00      10/15/2016              3
         24       Pool 031433                                               9.50       6/15/2009             27
          3       Pool 032271                                               9.50       6/15/2009              3
         43       Pool 034679                                               9.50       6/15/2009             47
         10       Pool 038310                                               9.50       6/15/2009             11
          7       Pool 035052                                               9.50       9/15/2009              7
         27       Pool 167971                                               9.50       7/15/2016             30
         20       Pool 172771                                               9.50       9/15/2016             23
          3       Pool 185417                                               9.50      11/15/2016              4
         19       Pool 186335                                               9.50      11/15/2016             22
         11       Pool 187909                                               9.50      11/15/2016             12
          1       Pool 184544                                               9.50      12/15/2016              1
          7       Pool 190555                                               9.50      12/15/2016              8
         94       Pool 189802                                               9.50       4/15/2017            107
         28       Pool 214646                                               9.50       5/15/2017             31
         16       Pool 225137                                               9.50       8/15/2017             18
         26       Pool 037733                                              10.00      11/15/2009             29
          9       Pool 037889                                              10.00      11/15/2009             10
         21       Pool 037888                                              10.00      11/15/2009             23
         23       Pool 036897                                              10.00      12/15/2009             26
          8       Pool 059731                                              11.50       3/15/2013              9
               Government National Mortgage Assn. II,
      1,982       Pool 781494                                               6.50       8/20/2031          2,091
      1,071       Pool 002934                                               7.50       6/20/2030          1,153
        267       Pool 003070                                               7.50       4/20/2031            288
        957       Pool 002958                                               8.00       8/20/2030          1,045
                                                                                                     ----------
                                                                                                         66,931
                                                                                                     ----------
               COLLATERALIZED MORTGAGE OBLIGATIONS (0.9%)
      5,123    Freddie Mac, Series 2389 VH(+)                               6.00      12/01/2031          5,341
               Government National Mortgage Assn. I,
      5,000       Series 2003-50 PC                                         5.50       3/16/2032          5,025
        535       Series 1999-11VC                                          6.50       5/20/2014            537
      1,000       Series 2001-49 VB                                         7.00      11/16/2016          1,054
                                                                                                     ----------
                                                                                                         11,957
                                                                                                     ----------
               OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.5%)
      1,933    Perforadora Centrale S.A. de C.V. "A", Guaranteed
                  Bond, Series A, Title XI                                  5.24      12/15/2018          2,031
      4,524    Rowan Companies, Inc., Guaranteed Bond, Title XI             2.80      10/20/2013          4,320
                                                                                                     ----------
                                                                                                          6,351
                                                                                                     ----------
               Total U.S. government agency issues (cost: $99,934)                                      101,859
                                                                                                     ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                                              MARKET
     AMOUNT                                                               COUPON                          VALUE
      (000)    SECURITY                                                     RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------------------
               U.S. TREASURY SECURITIES (2.1%)

               INFLATION-INDEXED NOTES (1.3%)(A)
   $  8,546       3.38%, 1/15/2012(h)                                                                $    9,666
      6,539       3.50%, 1/15/2011                                                                        7,402
                                                                                                     ----------
                                                                                                         17,068
                                                                                                     ----------
               NOTES (0.8%)
      2,000       2.63%, 11/15/2006                                                                       2,007
      2,000       3.88%, 2/15/2013                                                                        1,986
      7,000       4.00%, 2/15/2014(h)                                                                     6,942
                                                                                                     ----------
                                                                                                         10,935
                                                                                                     ----------
               Total U.S. Treasury securities (cost: $25,954)                                            28,003
                                                                                                     ----------
               MUNICIPAL BONDS (0.7%)
               COMMUNITY SERVICE (0.1%)
      2,000    Jicarilla Apache Nation, NM, RB                              2.95%     12/01/2006          2,000
                                                                                                     ----------
               ELECTRIC UTILITIES (0.1%)
      1,000    Ohio State Water Development Auth. PCRB,
                  Series 2000A (First Energy)                               2.20       4/01/2024(e)       1,000
                                                                                                     ----------
               ENVIRONMENTAL SERVICES (0.3%)
      2,000    California State Financing Auth. PCRB]
                  (Republic Services, Inc.)                                 2.00      12/01/2033(e)       1,999
      2,500    Gulf Coast Waste Disposal Auth., TX, RB,
                  Waste Management of Texas, Series A                       2.50       5/01/2028(e)       2,499
                                                                                                     ----------
                                                                                                          4,498
                                                                                                     ----------
               HOSPITAL (0.2%)
      2,000    Rhode Island State Health & Education RB,
                  Series C (LOC - Citizens Bank of Rhode Island)            3.60       9/15/2033(e)       2,012
                                                                                                     ----------

               Total municipal bonds (cost: $9,500)                                                       9,510
                                                                                                     ----------

               Total bonds(cost:$242,837)                                                               247,305
                                                                                                     ----------

     NUMBER
  OF SHARES
-----------
               MONEY MARKET INSTRUMENTS (2.0%)

               MONEY MARKET FUND (1.0%)
               ------------------------
 13,207,680    SSgA Prime Money Market Fund                                 1.31(i)            -         13,208
                                                                                                     ----------

  PRINCIPAL
     AMOUNT
      (000)
-----------
               COMMERCIAL PAPER (0.4%)
               -----------------------
               OTHER DIVERSIFIED FINANCIAL SERVICES
    $ 5,724    Wheels, Inc.(b,d)                                            1.62       9/01/2004          5,724
                                                                                                     ----------
               DISCOUNT NOTE (0.6%)
               --------------------
      8,282    Federal Home Loan Bank(k,+)                                  1.42       9/01/2004          8,282
                                                                                                     ----------
               Total money market instruments (cost: $27,214)                                            27,214
                                                                                                     ----------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                                              MARKET
     AMOUNT                                                               COUPON                          VALUE
      (000)    SECURITY                                                     RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS PURCHASED WITH
               CASH COLLATERAL FROM SECURITIES LOANED (3.4%)(g)

               CORPORATE OBLIGATION (0.8%)
               ---------------------------
               LIFE & HEALTH INSURANCE
    $10,000    Monumental Global Funding II, Notes(b)                       1.86%(c)   5/02/2005     $   10,015
                                                                                                     ----------
               REPURCHASE AGREEMENTS (1.8%)
               ----------------------------
      7,000    CS First Boston LLC, 1.58%, acquired on 8/31/2004
                  and due 9/01/2004 at $7,000 (collateralized by
                  $7,190 of U.S. Treasury Notes, 2.63%, due
                  5/15/2008; market value of $7,140)(j)                                                   7,000
      4,235    Lehman Brothers, Inc., 1.57%, acquired on 8/31/2004
                  and due 9/01/2004 at $4,235 (collateralized by
                  $8,122 of FICO STRIPS, 4.97% - 5.29%(l), due
                  6/27/2016 - 6/06/2018; total market value $4,322)(j)                                    4,235
     12,335    Morgan Stanley & Co., Inc., 1.57%, acquired on 8/31/2004
                  and due 9/01/2004 at $12,335 (collateralized by
                  $12,795 of Fannie Mae Discount Notes(k,+), 1.53%(l),
                  due 10/06/2004; market value $12,775)(j)                                               12,335
                                                                                                     ----------
                                                                                                         23,570
                                                                                                     ----------
               COMMERCIAL PAPER (0.6%)
               -----------------------
               ASSET-BACKED FINANCING
      8,535    Three Crowns Funding                                         1.51       9/07/2004          8,533
                                                                                                     ----------

     NUMBER
   OF SHARE
-----------
               MONEY MARKET FUNDS (0.2%)
               -------------------------
    953,348    AIM Short-Term Investment Co. Liquid Assets
                  Portfolio                                                 1.46(i)            -            953
  2,317,849    Merrill Lynch Premier Institutional Fund                     1.45(i)            -          2,318
                                                                                                     ----------
                                                                                                          3,271
                                                                                                     ----------
               Total short-term investments purchased with
                  cash collateral from securities loaned
                  (cost: $45,389)                                                                        45,389
                                                                                                     ----------
               TOTAL INVESTMENTS (COST: $1,242,402)                                                  $1,384,276
                                                                                                     ==========

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           to Portfolio of INVESTMENTS

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Strategy Fund (the Fund).

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

             5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

             6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         B. As of August 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements. Gross unrealized appreciation and depreciation of investments as of August 31, 2004, were $159,086,000 and $17,212,000, respectively, resulting in net unrealized appreciation of $141,874,000.

         C. The percentages shown represent the percentages of the investments to net assets, which were $1,340,032,000 at August 31, 2004, and, in total, may not equal 100%.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         E. GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         F. SPDR - Standard & Poor's depositary receipt, or "Spider" is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange
             (AMEX).

         PORTFOLIO DESCRIPTION ABBREVIATIONS

         CPI     Consumer Price Index
         EETC    Enhanced Equipment Trust Certificate
         ESOP    Employee Stock Ownership Plan
         PCRB    Pollution Control Revenue Bond
         MTN     Medium-Term Note
         RB      Revenue Bond

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, or other corporation, or a collateral trust may provide the enhancement.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit
         (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement.

SPECIFIC NOTES
--------------------------------------------------------------------------------
         (a) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

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           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

         (c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2004.

         (d) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2)commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

         (e) Security has a mandatory put, which shortens its effective maturity date.

         (f) Security was fair valued at August 31, 2004, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

         (g) The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (h) The security or a portion thereof was out on loan as of August 31, 2004. The fair market value of these securities was approximately $43,036,000.

         (i) Rate represents the money market fund annualized seven-day yield at August 31, 2004.

         (j) Repurchase agreements - the Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (k) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government agencies are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

18

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           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2004 (UNAUDITED)

         (l) Zero-coupon security. Rate represents the effective yield at August 31, 2004.

         (m) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer.

         (n) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, and valued using methods determined by a pricing service, under valuation procedures approved by the Trust's Board of Trustees. The market value of this security at August 31, 2004, was $990,000, which represented 0.1% of the Fund's net assets.

         (o) Interest-only commercial mortgage-backed security (IO CMBS). Represents the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which the current interest rate is calculated. IO CMBS is backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBS is subject to recessionary default-related prepayments that may have a negative impact on yield.

         * Non-income-producing security for the 12 months preceding August 31, 2004.

              TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

        ADMINISTRATOR,       USAA Investment Management Company
   INVESTMENT ADVISER,       P.O. Box 659453
          UNDERWRITER,       San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT       USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

             CUSTODIAN       State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

           INDEPENDENT       Ernst & Young LLP
     REGISTERED PUBLIC       100 West Houston St., Suite 1900
       ACCOUNTING FIRM       San Antonio, Texas 78205

             TELEPHONE       Call toll free - Central time
      ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL       1-800-531-8181, in San Antonio 456-7200
     INFORMATION ABOUT       For account servicing, exchanges,
          MUTUAL FUNDS       or redemptions
                             1-800-531-8448, in San Antonio 456-7202

       RECORDED MUTUAL       24-hour service (from any phone)
     FUND PRICE QUOTES       1-800-531-8066, in San Antonio 498-8066

           MUTUAL FUND       (from touch-tone phones only)
        USAA TOUCHLINE       For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

       INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

[LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
     USAA               ----------------------------------
                            INSURANCE o MEMBER SERVICES

48047-1004                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 28, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 29, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    OCTOBER 29, 2004
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.